Shareholders' equity and share-based payments - TOTALEnergies performance share plans (Details)	12 Months Ended
	Dec. 31, 2022 item EquityInstruments	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments	Mar. 16, 2022 EUR (€)	May 28, 2021 EUR (€)	Mar. 18, 2020 EUR (€)	Mar. 19, 2019 EUR (€)	Mar. 14, 2018 EUR (€)	Jul. 26, 2017 EUR (€)
TotalEnergies performance share plans
Share-based payments
Outstanding as of the beginning of the period	19,675,018	19,021,217	18,043,937
Notified (in shares)	7,353,271	6,764,548	6,727,352
Cancelled (in shares)	(278,513)	(1,537,552)	(1,432,497)
Finally granted (in shares)	(6,195,654)	(4,573,195)	(4,317,575)
Outstanding as of the end of the period	20,554,122	19,675,018	19,021,217
Vesting period	3 years
Holding period for non-transferability of shares	2 years
TotalEnergies performance share plans - 2017-2018 Plans
Share-based payments
Number of performance conditions | item	2
TotalEnergies performance share plans - 2017 Plan
Share-based payments
Grant date IFRS 2 fair value | €									€ 35.57
Outstanding as of the beginning of the period			5,607,859
Cancelled (in shares)			(1,313,687)
Finally granted (in shares)			(4,294,172)
TotalEnergies performance share plans - 2018 Plan
Share-based payments
Grant date IFRS 2 fair value | €								€ 36.22
Outstanding as of the beginning of the period		5,961,865	6,028,435
Cancelled (in shares)		(1,395,555)	(55,830)
Finally granted (in shares)		(4,566,310)	(10,740)
Outstanding as of the end of the period			5,961,865
TotalEnergies performance share plans - 2019 Plan
Share-based payments
Grant date IFRS 2 fair value | €							€ 40.11
Outstanding as of the beginning of the period	6,289,076	6,352,464	6,407,643
Cancelled (in shares)	(127,852)	(58,578)	(44,289)
Finally granted (in shares)	(6,161,224)	(4,810)	(10,890)
Outstanding as of the end of the period		6,289,076	6,352,464
Number of performance conditions | item	3
TotalEnergies performance share plans - 2020 Plan
Share-based payments
Grant date IFRS 2 fair value | €						€ 12.40
Outstanding as of the beginning of the period	6,653,202	6,706,888
Notified (in shares)			6,727,352
Cancelled (in shares)	(65,561)	(52,301)	(18,691)
Finally granted (in shares)	(12,680)	(1,385)	(1,773)
Outstanding as of the end of the period	6,574,961	6,653,202	6,706,888
Number of performance conditions | item	4
TotalEnergies performance share plans - 2021-2022 Plans
Share-based payments
Number of performance conditions | item	5
TotalEnergies performance share plans - 2021 Plan
Share-based payments
Grant date IFRS 2 fair value | €					€ 27.40
Outstanding as of the beginning of the period	6,732,740
Notified (in shares)		6,764,548
Cancelled (in shares)	(57,410)	(31,118)
Finally granted (in shares)	(13,750)	(690)
Outstanding as of the end of the period	6,661,580	6,732,740
TotalEnergies performance share plans - 2022 Plan
Share-based payments
Grant date IFRS 2 fair value | €				€ 37.22
Notified (in shares)	7,353,271
Cancelled (in shares)	(27,690)
Finally granted (in shares)	(8,000)
Outstanding as of the end of the period	7,317,581
Number of performance conditions | item	5
First number of shares granted to non-senior executives, not subject to performance conditions | item	150
Percentage of shares ranked against peers based on TSR criterion	25.00%
Percentage of shares ranked against peers based on annual variation in net cash flow per share criterion	25.00%
Percentage of shares for which pre-dividend organic cash breakeven criterion is assessed	20.00%
Percentage of shares ranked based on change in GHG on operated oil and gas facilities	15.00%
Percentage of shares ranked based on change in indirect green house gas emissions	15.00%